Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory, Net [Abstract]
Raw materials	$ 4,095,069	$ 4,058,576
Finished goods	497,010	54,573
Goods shipped in transit	595,723
Work in progress	112,656	379,893
Total inventories	$ 5,300,458	$ 4,493,042